Document and Entity Information	May 03, 2024
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	May 03, 2024
Entity Registrant Name	NuStar Energy L.P.
Entity Incorporation State Country Code	DE
Entity File Number	001-16417
Entity Tax Identification Number	74-2956831
Entity Address Address Line 1	8111 Westchester Drive
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75225
City Area Code	214
Local Phone Number	981-0070
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001110805
Common Units [Member]
Entity Listings [Line Items]
Security 12b Title	Common units
Trading Symbol	NS
Security Exchange Name	NYSE
8.50% Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units [Member]
Entity Listings [Line Items]
Security 12b Title	8.50% Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	NSprA
Security Exchange Name	NYSE
7.625% Series B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units [Member]
Entity Listings [Line Items]
Security 12b Title	7.625% Series B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	NSprB
Security Exchange Name	NYSE
9.00% Series C Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units [Member]
Entity Listings [Line Items]
Security 12b Title	9.00% Series C Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	NSprC
Security Exchange Name	NYSE